Financial Risks - Summary of Realized Gains and (Losses) on Debt Securities (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Credit Quality Of Debt Securities [abstract]
Gross realized gains	€ 405	€ 156
Gross realized losses	€ (66)	€ (378)